Document and Entity Information	Jun. 24, 2021
Prospectus:
Document Type	497
Document Period End Date	Jun. 24, 2021
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2021
Document Effective Date	Jun. 24, 2021
Prospectus Date	Apr. 30, 2021
Frontier Markets Portfolio | Class I
Prospectus:
Trading Symbol	MFMIX
Frontier Markets Portfolio | Class A
Prospectus:
Trading Symbol	MFMPX
Frontier Markets Portfolio | Class L
Prospectus:
Trading Symbol	MFMLX
Frontier Markets Portfolio | Class IS
Prospectus:
Trading Symbol	MSRFX
Frontier Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSFEX